RESTRICTED STOCK AND WARRANTS (Details 1) - Unvested restricted stock units [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning | shares	232,801
Weighted - average grant date fair value, balance at beginning | $ / shares	$ 1.32
Granted | shares
Weighted - average grant date fair value, granted | $ / shares
Vested | shares	(70,773)
Weighted - average grant date fair value, vested | $ / shares	$ 1.70
Forfeited | shares
Weighted - average grant date fair value, Forfeited | $ / shares
Balance at ending | shares	162,028
Weighted - average grant date fair value, balance at ending | $ / shares	$ 1.13